Offerings - Offering: 1	Dec. 19, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 15,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,071.50
Offering Note	Common stock, par value 0.001, estimated solely for the purposes of calculating the registration fee pursuant to rule 457(o) under the Securities Act of 1933, as amended.